Fair value disclosure of financial assets and liabilities	9 Months Ended
Sep. 30, 2012
Fair value disclosure of financial assets and liabilities
Fair value disclosure of financial assets and liabilities

19           Fair value disclosure of financial assets and liabilities

The Financial Accounting Standards Board, through Accounting Standards Codification and Accounting Standards Updates, defines fair value and sets out a framework for measuring fair value, which refers to valuation concepts and practices and requires certain disclosures about fair value measurements.

a) Measurements

The pronouncements define fair value as the exchange price that would be received for an asset, or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability, in an orderly transaction between market participants on the measurement date.  In determining fair value, the Company uses various methods including market, income and cost approaches.  Based on these approaches, the Company often utilizes certain assumptions that market participants would use in pricing the asset or liability, including assumptions about risk and or the inherent risks in the inputs to the valuation technique.

These inputs can be readily observable, market corroborated, or generally unobservable inputs.  The Company utilizes techniques that maximize the use of observable inputs and minimize the use of unobservable inputs.  Under this standard, those inputs used to measure the fair value are required to be classified on three levels. Based on the characteristics of the inputs used in valuation techniques the Company is required to provide the following information according to the fair value hierarchy.  The fair value hierarchy ranks the quality and reliability of the information used to determine fair values.  Financial assets and liabilities carried at fair value are classified and disclosed as follows:

Level 1 — Unadjusted quoted prices on an active, liquid and visible market for identical assets or liabilities that are accessible at the measurement date;

Level 2 — Quoted prices for identical or similar assets or liabilities on active markets, inputs other than quoted prices that are observable, either directly or indirectly, for the term of the asset or liability;

Level 3 — Assets and liabilities, for which quoted prices do not exist, or those prices or valuation techniques are supported by little or no market activity, unobservable or illiquid. At this point, fair market valuation becomes highly subjective.

b) Measurements on a recurring basis

The description of the valuation methodologies used for recurring assets and liabilities measured at fair value in the Company’s Consolidated Balance Sheet at September 30, 2012 and December 31, 2011 are summarized below:

•              Available-for-sale securities

They are securities that are not classified either as held-for-trading or as held-to-maturity for strategic reasons and have readily available market prices. We evaluate the carrying value of some of our investments in relation to publicly quoted market prices when available.  When there is no market value, we use inputs other than quoted prices.

•              Derivatives

The market approach is used to estimate the fair value of the swaps discounting their cash flows using the interest rate of the currency they are denominated in. It is also used for the commodities contracts, since the fair value is computed by using forward curves for each commodity.

•              Debentures

The fair value is measured by the market approach method, and the reference price is available on the secondary market.

The tables below presents the balances of assets and liabilities measured at fair value on a recurring basis as follows:

	September 30, 2012 (unaudited)
	Carrying amount	Fair value	Level 1	Level 2
Available-for-sale securities	6	6	6	—
Unrealized losses on derivatives	(791)	(791)	—	(791)
Debentures	(1,717)	(1,717)	—	(1,717)

	December 31, 2011
	Carrying amount	Fair value	Level 1	Level 2
Available-for-sale securities	7	7	7	—
Unrealized losses on derivatives	(81)	(81)	—	(81)
Debentures	(1,336)	(1,336)	—	(1,336)

c) Measurements on a non-recurring basis

The Company also has assets under certain conditions that are subject to measurement at fair value on a non-recurring basis. These assets include goodwill and assets acquired and liabilities assumed in business combinations. During the three-month period ended September 30, 2012, we have not recognized any impairment for those items.

d) Financial Instruments

Long-term debt

The valuation method used to estimate the fair value of our debt is the market approach for the contracts that are quoted on the secondary market, such as bonds and debentures. The fair value of both fixed and floating rate debt is determined by discounting future cash flows of Libor and Vale’s bonds curves (income approach).

Time deposits

The method used is the income approach, through the prices available on the active market. The fair value is close to the carrying amount due to the short-term maturities of the instruments.

Our long-term debt is reported at amortized cost, and the income of time deposits is accrued monthly according to the contract rate. The estimated fair value measurement is disclosed as follows:

	September 30, 2012
	Carrying amount	Fair value	Level 1	Level 2
Long-term debt (less interests) (a)	(28,057)	(30,417)	(23,374)	(7,043)
Perpetual Notes (b)	(83)	(83)	—	(83)

	December 31, 2011
	Carrying amount	Fair value	Level 1	Level 2
Long-term debt (less interests) (a)	(22,700)	(24,312)	(18,181)	(6,131)
Perpetual Notes (b)	(80)	(80)	—	(80)

(a) Less accrued charges of US$ 367 and US$ 333 as of September 30, 2012 and December 31, 2011, respectively.

(b) Classified on “LT Loans and related parties” (Non-current liabilities).